UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2012 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.2%
AUSTRALIA 8.6%
REAL ESTATE
DIVERSIFIED 4.0%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Dexus Property Group	4,186,409	4,125,435
GPT Group	1,166,952	4,115,631
Mirvac Group	2,920,276	4,331,760
Stockland	1,229,141	4,258,461
		16,831,287
RETAIL 4.6%
Westfield Group	1,347,743	14,203,824
Westfield Retail Trust	1,605,339	4,812,482
		19,016,306
TOTAL AUSTRALIA		35,847,593

BERMUDA 0.7%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	337,172	3,000,831

CANADA 3.5%
REAL ESTATE
OFFICE 1.7%
Brookfield Office Properties (USD)	430,349	7,126,580

RETAIL 1.8%
Primaris Retail REIT	128,649	3,190,380
RioCan REIT	149,197	4,199,248
		7,389,628
TOTAL CANADA		14,516,208

CHINA 0.5%
REAL ESTATE—DIVERSIFIED
Guangzhou R&F Properties Co., Ltd. Class H (HKD)	1,662,000	1,922,626

FRANCE 4.0%
REAL ESTATE
DIVERSIFIED 0.5%
ICADE	27,446	2,236,085
RETAIL 3.5%
Klepierre	157,819	5,534,555

	Number of Shares	Value
Unibail-Rodamco	45,798	$9,128,055
		14,662,610
TOTAL FRANCE		16,898,695

GERMANY 1.3%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	319,637	5,614,945

HONG KONG 14.8%
REAL ESTATE
DIVERSIFIED 11.4%
Agile Property Holdings Ltd.	1,497,000	1,695,070
Hang Lung Properties Ltd.	2,390,007	8,168,013
Henderson Land Development Co., Ltd.	612,000	4,388,313
Hysan Development Co., Ltd.	934,464	4,248,084
Sino Land Co., Ltd.	2,685,000	5,020,925
Sun Hung Kai Properties Ltd.	1,031,912	15,117,932
Swire Properties Ltd.	1,082,800	3,351,436
Wharf Holdings Ltd.	836,624	5,777,783
		47,767,556
HOTEL 0.4%
Shangri-La Asia Ltd.	844,000	1,643,580

OFFICE 1.5%
Hongkong Land Holdings Ltd. (USD)	1,064,800	6,399,448

RESIDENTIAL 1.0%
Country Garden Holdings Co.(c)	10,403,501	4,065,309

RETAIL 0.5%
Link REIT	452,500	2,141,687
TOTAL HONG KONG		62,017,580

INDIA 0.1%
REAL ESTATE—RETAIL
Phoenix Mills Ltd.	170,781	633,973

INDONESIA 0.2%
REAL ESTATE—RETAIL
Ciputra Development Tbk PT	10,583,500	785,192

JAPAN 7.7%
REAL ESTATE
DIVERSIFIED 6.2%
Activia Properties(c)	178	1,090,262
Mitsubishi Estate Co., Ltd.	668,000	12,788,211

	Number of Shares	Value
Mitsui Fudosan Co., Ltd.	187,117	$3,747,615
Sumitomo Realty & Development Co., Ltd.	300,000	7,965,146
Tokyo Tatemono Co., Ltd.(c)	115,000	449,449
		26,040,683
OFFICE 0.7%
Nippon Building Fund	252	2,715,684

RESIDENTIAL 0.5%
Advance Residence Investment	1,023	2,152,443

RETAIL 0.3%
Japan Retail Fund Investment Corp.	740	1,322,783
TOTAL JAPAN		32,231,593

NETHERLANDS 1.3%
REAL ESTATE—RETAIL
Corio NV	48,009	2,041,144
Eurocommercial Properties NV	86,543	3,279,644
		5,320,788
NORWAY 0.5%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,305,065	1,993,283

PHILIPPINES 0.8%
REAL ESTATE—RETAIL
SM Prime Holdings	9,715,496	3,307,205

SINGAPORE 3.5%
REAL ESTATE
HOTEL 1.0%
City Developments Ltd.	459,000	4,391,020
INDUSTRIALS 1.3%
Global Logistic Properties Ltd.	2,561,000	5,238,030
RETAIL 1.2%
CapitaMall Trust	1,622,000	2,669,850
CapitaMalls Asia Ltd.	1,689,000	2,270,901
		4,940,751
TOTAL SINGAPORE		14,569,801

SWEDEN 0.6%
REAL ESTATE—OFFICE
Fabege AB	282,906	2,691,759

	Number of Shares	Value
THAILAND 0.1%
REAL ESTATE—RETAIL
Central Pattana PCL	136,000	$265,107

UNITED KINGDOM 4.9%
REAL ESTATE
DIVERSIFIED 3.3%
British Land Co., PLC	243,750	2,054,630
Hammerson PLC	638,503	4,650,055
Land Securities Group PLC	582,505	7,162,887
		13,867,572
OFFICE 1.6%
Derwent London PLC	141,611	4,472,851
Great Portland Estates PLC	296,818	2,161,170
		6,634,021
TOTAL UNITED KINGDOM		20,501,593

UNITED STATES 45.1%
COMMUNICATIONS—TOWERS 0.5%
American Tower Corp.	28,961	2,067,526

REAL ESTATE 44.6%
DIVERSIFIED 4.6%
American Assets Trust	88,693	2,376,085
Forest City Enterprises, Class A(c)	158,899	2,518,549
Vornado Realty Trust	179,156	14,520,594
		19,415,228
HEALTH CARE 4.5%
HCP	131,053	5,829,237
Health Care REIT	89,961	5,195,248
Ventas	123,014	7,657,622
		18,682,107
HOTEL 2.8%
Hersha Hospitality Trust	443,745	2,174,351
Host Hotels & Resorts	197,111	3,163,632
Hyatt Hotels Corp., Class A(c)	112,690	4,524,503
Strategic Hotels & Resorts Worldwide(c)	309,516	1,860,191
		11,722,677
INDUSTRIALS 2.7%
DCT Industrial Trust	164,896	1,066,877

	Number of Shares	Value
Prologis	292,704	$10,253,421
		11,320,298
OFFICE 3.7%
Alexandria Real Estate Equities	42,346	3,113,278
Boston Properties	44,597	4,932,874
Corporate Office Properties Trust	162,168	3,887,167
SL Green Realty Corp.	42,064	3,368,064
		15,301,383
RESIDENTIAL 9.7%
APARTMENT 9.0%
Apartment Investment & Management Co.	186,859	4,856,465
AvalonBay Communities	30,274	4,116,961
BRE Properties	64,848	3,040,723
Colonial Properties Trust	133,589	2,812,048
Education Realty Trust	184,643	2,012,609
Equity Residential	214,103	12,317,346
Home Properties	39,847	2,441,426
Mid-America Apartment Communities	31,171	2,035,778
UDR	163,802	4,065,566
		37,698,922
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties	42,145	2,870,917
TOTAL RESIDENTIAL		40,569,839

SELF STORAGE 2.5%
CubeSmart	207,923	2,675,969
Extra Space Storage	62,389	2,074,434
Public Storage	42,341	5,892,597
		10,643,000
SHOPPING CENTERS 13.1%
COMMUNITY CENTER 5.0%
DDR Corp.	419,338	6,441,032
Kimco Realty Corp.	253,100	5,130,337
Regency Centers Corp.	112,419	5,478,178
Weingarten Realty Investors	144,096	4,050,538
		21,100,085
REGIONAL MALL 8.1%
General Growth Properties	388,740	7,572,655

		Number of Shares	Value
Macerich Co.		36,285	$2,076,591
Simon Property Group		159,549	24,221,134
			33,870,380
TOTAL SHOPPING CENTERS			54,970,465

SPECIALTY 1.0%
Digital Realty Trust		29,273	2,044,719
DuPont Fabros Technology		83,970	2,120,243
			4,164,962
TOTAL REAL ESTATE			186,789,959
TOTAL UNITED STATES			188,857,485
TOTAL COMMON STOCK (Identified cost—$342,922,063)			410,976,257

SHORT-TERM INVESTMENTS 0.9%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)		1,900,049	1,900,049
Federated Government Obligations Fund, 0.02%(d)		1,900,052	1,900,052
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,800,101)			3,800,101

TOTAL INVESTMENTS (Identified cost—$346,722,164)	99.1%		414,776,358

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		3,834,446

NET ASSETS	100.0%		$418,610,804

Glossary of Portfolio Abbreviations

EUR	Euro Currency
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b) Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.0% of the net assets of the Fund.

(c) Non-income producing security.

(d) Rate quoted represents the seven-day yield of the fund.

Sector Summary	% of Net Assets
Diversified	30.6
Retail	14.3
Shopping Center	13.1
Residential	12.5
Office	10.2
Hotel	5.0
Health Care	4.5
Industrial	4.0
Self Storage	2.5
Other	1.8
Specialty	1.0
Towers	0.5
100.0

a	b
Diversified	128,081,037
Retail	59,786,030
Shopping Center	54,970,465
Residential	52,402,536
Office	42,862,158
Hotel	20,758,108
Industrial	16,558,328
Health Care	18,682,107
Self Storage	10,643,000
Specialty	4,164,962
Towers	2,067,526

Money Market Funds
Money Market Funds	3,800,101
Other Assets In Excess Of Liabilities	3,834,446

Other	7,634,547

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities during the period ended September 30, 2012.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$410,976,257	$410,976,257	$—	$—	(a)
Money Market Funds	3,800,101	—	3,800,101	—
Total Investments(b)	$414,776,358	$410,976,257	$3,800,101	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security. Its likelihood of having value in the future is remote.

(b) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of September 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Cost for federal income tax purposes	$346,722,164
Gross unrealized appreciation	$71,583,088
Gross unrealized depreciation	(3,528,894)
Net unrealized appreciation	$68,054,194

Note 3. Subsequent Event

As of October 1, 2012 William Leung has been added as a portfolio manager to the Fund.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin		By:	/s/James Giallanza
	Name:	Adam M. Derechin		Name:	James Giallanza
	Title:	President and Principal Executive Officer		Title:	Treasurer and Principal Financial Officer

Date: November 28, 2012